Significant event – Gulf of Mexico oil spill (Tables)	12 Months Ended
Dec. 31, 2017
Significant Events [Abstract]
Summary of impacts of the Gulf of Mexico oil spill on the income statement, balance sheet and cash flow statement
The cumulative pre-tax income statement charge since the incident amounts to $65.8 billion and is analysed in the table below.

				$ million
	2017	2016	2015	Cumulative since the incident
Environmental costs	—	—	5,303	8,526
Spill response costs	—	—	—	14,304
Litigation and claims costs	2,647	6,596	5,758	41,781
Clean Water Act penalties	—	—	551	4,061
Other costs	40	44	97	1,309
Settlements credited to the income statement	—	—	—	(5,681)
(Profit) loss before interest and taxation	2,687	6,640	11,709	64,300
Finance costs	493	494	247	1,465
(Profit) loss before taxation	3,180	7,134	11,956	65,765
The impacts of the Gulf of Mexico oil spill on the income statement, balance sheet and cash flow statement of the group are included within the relevant line items in those statements and are shown in the table below.

			$ million
	2017	2016	2015
Income statement
Production and manufacturing expenses	2,687	6,640	11,709
Profit (loss) before interest and taxation	(2,687)	(6,640)	(11,709)
Finance costs	493	494	247
Profit (loss) before taxation	(3,180)	(7,134)	(11,956)
Less: Taxation	(2,222)	3,105	3,492
Profit (loss) for the period	(5,402)	(4,029)	(8,464)
Balance sheet
Current assets
Trade and other receivables	252	194
Current liabilities
Trade and other payables	(2,089)	(3,056)
Provisions	(1,439)	(2,330)
Net current assets (liabilities)	(3,276)	(5,192)
Non-current assets
Deferred tax	2,067	2,973
Non-current liabilities
Other payables	(12,253)	(13,522)
Provisions	(1,141)	(112)
Deferred tax	3,634	5,119
Net non-current assets (liabilities)	(7,693)	(5,542)
Net assets (liabilities)	(10,969)	(10,734)
Cash flow statement
Profit (loss) before taxation	(3,180)	(7,134)	(11,956)
Net charge for interest and other finance expense, less net interest paid	493	494	247
Net charge for provisions, less payments	2,542	4,353	11,296
(Increase) decrease in other current and non-current assets	(1,738)	(3,210)	—
Increase (decrease) in other current and non-current liabilities	(3,453)	(1,608)	(732)
Pre-tax cash flows	(5,336)	(7,105)	(1,145)

Summary of movements in each class of provisions
Movements during the year in the remaining provision, which relates to litigation and claims, are presented in the table below.

$ million
2017
Litigation and claims
At 1 January	2,442
Increase in provision	2,647
Reclassified to other payables	(759)
Utilization	(1,750)
At 31 December	2,580
Of which – current	1,439
– non-current	1,141

					$ million
	Decommissioning	Environmental	Litigation and claims	Other	Total
At 1 January 2017	16,442	1,584	3,162	3,236	24,424
Exchange adjustments	326	12	4	162	504
Acquisitions	—	2	—	—	2
Increase (decrease) in existing provisions	(228)	249	2,907	786	3,714
Write-back of unused provisions	—	(94)	(26)	(369)	(489)
Unwinding of discount	121	8	8	13	150
Change in discount rate	(106)	—	(13)	(14)	(133)
Utilization	(21)	(231)	(1,916)	(739)	(2,907)
Reclassified to other payables	(239)	—	(792)	(73)	(1,104)
Deletions	(195)	(14)	—	(8)	(217)
At 31 December 2017	16,100	1,516	3,334	2,994	23,944
Of which – current	378	269	1,738	939	3,324
– non-current	15,722	1,247	1,596	2,055	20,620
Of which – Gulf of Mexico oil spill[a]	—	—	2,580	—	2,580

[a]	Further information on the financial impacts of the Gulf of Mexico oil spill is provided in Note 2.